UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01356

THE PAUL REVERE VARIABLE ANNUITY

CONTRACT ACCUMULATION FUND

(Exact name of Registrant as specified in charter)

18 Chestnut Street

Worcester, MA 01608

(Address of principal executive offices) (Zip code)

CT Corporation System

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (508) 792-6358

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

1. Schedule of Investments

    September 30, 2008

    (Unaudited)

	Series Q (Qualified)				Series N (Non-Qualified)
Securities of Unaffiliated Companies	Number of Shares	Cost	Market Value	% of Net Assets	Number of Shares	Cost	Market Value	% of Net Assets
Common Stocks

Aerospace & Military Technology
United Technologies Corporation	590	38,884	35,435	1.75%	320	18,534	19,219	1.75%

Beverages
Diageo Capital PLC ADR	440	37,258	30,299		235	19,723	16,182
PepsiCo, Inc.	630	41,047	44,900		340	20,375	24,232

		78,305	75,199	3.71%		40,098	40,414	3.69%

Broadcasting & Media
Comcast Corporation *	850	21,216	16,686		455	11,268	8,932
Grupo Televisa SA	690	16,102	15,090		370	8,664	8,092
News Corporation	1,075	21,807	12,889		580	11,574	6,954
Rogers Communications, Inc.	450	18,634	14,958		240	9,844	7,978

		77,759	59,623	2.94%		41,350	31,956	2.92%

Commercial Services
Omnicom Group, Inc.	540	27,302	20,822	1.03%	290	14,517	11,182	1.02%

Computer – Systems & Services
Apple, Inc. *	170	13,555	19,322		90	8,218	10,229
Automatic Data Processing, Inc.	420	18,836	17,955		230	10,250	9,833
Citrix Systems, Inc. *	450	15,289	11,367		240	8,204	6,062
eBay, Inc. *	610	18,843	13,652		330	10,365	7,385
EMC Corporation *	1,520	23,930	18,179		820	12,988	9,807
Fidelity National Information	820	18,789	15,137		440	10,130	8,122
Google, Inc., Class A *	115	48,587	39,264		60	28,351	20,486
International Business Machines Corp.	218	23,231	25,497		120	12,935	14,035
International Game Technology	620	23,347	10,652		330	11,657	5,669
Microsoft Corporation	1,900	57,458	50,711		1,020	30,104	27,224
Netapp, Inc. *	780	18,866	14,219		420	9,984	7,657
Oracle Corporation *	3,150	56,335	63,977		1,700	29,623	34,527
VeriSign, Inc. *	440	14,893	11,475		240	8,033	6,259

		351,959	311,407	15.37%		190,842	167,295	15.26%

Conglomerate
Danaher Corporation	620	45,918	43,028		332	24,549	23,041
General Electric Company	620	22,274	15,810		332	11,964	8,466

		68,192	58,838	2.90%		36,513	31,507	2.88%

Consumer Goods & Services
Avon Products, Inc.	320	11,421	13,303		170	6,061	7,067
Colgate-Palmolive Company	350	24,853	26,373		190	13,431	14,316
NIKE, Inc.	530	24,844	35,457		283	13,437	18,933
Procter & Gamble Company	610	35,531	42,511		330	19,820	22,998

		96,649	117,644	5.80%		52,749	63,314	5.78%

1. Schedule of Investments (continued)

    September 30, 2008

    (Unaudited)

	Series Q (Qualified)				Series N (Non-Qualified)
Securities of Unaffiliated Companies	Number of Shares	Cost	Market Value	% of Net Assets	Number of Shares	Cost	Market Value	% of Net Assets
Common Stocks-Continued

Energy Services
BHP Billiton, Ltd. ADR	274	23,149	14,245		146	12,152	7,591
BJ Services Company	420	12,007	8,035		230	6,510	4,400
Chevron Corporation	130	11,176	10,723		70	6,018	5,774
Exxon Mobil Corporation	300	24,630	23,298		165	13,534	12,814
Halliburton Company	900	34,243	29,151		490	18,587	15,871
Hess Corporation	290	19,111	23,803		160	10,991	13,133
Marathon Oil Corporation	640	35,581	25,517		340	18,547	13,556
Noble Corporation	490	23,056	21,511		260	12,324	11,414
Praxair, Inc.	320	20,651	22,957		168	11,192	12,052
Schlumberger, Ltd.	170	16,236	13,275		90	8,630	7,028
Weatherford International, Ltd. *	820	28,669	20,614		440	15,205	11,062

		248,509	213,129	10.52%		133,690	114,695	10.47%

Financial Institutions
American Express Company	650	35,193	23,030		350	18,635	12,400
Charles Schwab Corporation	1,190	24,026	30,940		640	12,236	16,640
CME Group, Inc.	40	18,404	14,861		20	9,202	7,430
Franklin Resources, Inc.	70	6,243	6,169		40	3,567	3,525
State Street Corporation	740	50,762	42,091		400	26,890	22,752
The Bank of New York Mellon Corp.	584	26,098	19,027		311	13,854	10,132
Visa, Inc., Class A *	310	13,640	19,031		170	7,666	10,436
Western Union Company	1,770	38,194	43,666		950	20,881	23,437

		212,560	198,815	9.81%		112,931	106,752	9.74%

Foods
General Mills, Inc.	270	15,278	18,554		150	8,580	10,308
Nestle SA ADR	837	32,450	35,981		450	16,959	19,344

		47,728	54,535	2.69%		25,539	29,652	2.71%

Healthcare Services
UnitedHealth Group, Inc.	370	22,652	9,394	0.46%	200	12,281	5,078	0.46%

Insurance
MetLife, Inc.	300	18,192	16,800	0.83%	160	9,750	8,960	0.82%

Leisure & Tourism
Royal Caribbean Cruises, Ltd.	660	26,924	13,695	0.68%	360	14,439	7,470	0.68%

Manufacturing
Precision Castparts Corporation	70	7,116	5,514	0.27%	40	4,815	3,151	0.29%

1. Schedule of Investments (continued)

    September 30, 2008

    (Unaudited)

	Series Q (Qualified)				Series N (Non-Qualified)
Securities of Unaffiliated Companies	Number of Shares	Cost	Market Value	% of Net Assets	Number of Shares	Cost	Market Value	% of Net Assets
Common Stocks-Continued

Medical & Health Products
Advanced Medical Optics *	750	30,879	13,335		400	16,199	7,112
Allergan, Inc.	340	19,392	17,510		180	10,309	9,270
Cardinal Health, Inc.	230	16,439	11,334		120	8,615	5,914
Genentech, Inc. *	115	8,386	10,198		60	4,465	5,321
Genzyme Corporation *	730	48,111	59,050		392	25,984	31,709
Johnson & Johnson	610	38,752	42,261		333	21,007	23,070
Medtronic, Inc.	530	27,361	26,553		290	15,478	14,529
Merck KGA ADR *	380	16,313	13,402		200	8,589	7,054
ResMed, Inc. *	435	18,757	18,705		237	10,212	10,191
Roche Holdings AG ADR	380	34,696	29,570		200	17,756	15,563
Stryker Corporation	300	18,744	18,690		160	10,010	9,968
VCA Antech, Inc. *	530	16,813	15,619		280	8,863	8,252
Wyeth	735	37,282	27,151		400	19,720	14,776
Zimmer Holdings, Inc. *	200	14,475	12,912		110	7,882	7,102

		346,400	316,290	15.61%		185,089	169,831	15.49%

Semiconductors
Intel Corporation	1,160	26,639	21,727		620	14,090	11,613
Intersil Corporation	800	18,888	13,264		430	10,015	7,129
KLA-Tencor Corporation	640	30,942	20,256		350	16,376	11,077
National Semiconductor	690	18,480	11,875		370	9,722	6,368
Taiwan Semiconductor	3,119	32,723	29,225		1,684	17,583	15,779

		127,672	96,347	4.75%		67,786	51,966	4.74%

Stores
Coach, Inc. *	940	42,991	23,538		510	22,815	12,770
CVS Caremark Corporation	1,320	47,544	44,431		707	25,698	23,798
Kohl’s Corporation *	200	8,857	9,216		110	4,848	5,069
Lowe’s Cos., Inc.	580	17,682	13,740		310	9,362	7,344
Nordstrom, Inc.	720	31,105	20,750		387	16,703	11,153
Staples, Inc.	1,040	25,545	23,400		555	13,534	12,487
W.W. Grainger, Inc.	320	25,421	27,830		170	13,492	14,785

		199,145	162,905	8.04%		106,452	87,406	7.98%

Telecommunications
Amdocs, Ltd. ADR *	1,670	55,748	45,725		895	28,244	24,505
America Movil ADR Series L	710	34,141	32,916		380	17,691	17,617
Cisco Systems, Inc. *	2,630	59,796	59,333		1,420	30,361	32,035
Juniper Networks, Inc. *	600	14,319	12,642		320	7,733	6,742
QUALCOMM, Inc.	390	17,110	16,758		210	9,007	9,024
Research In Motion, Ltd. *	170	18,935	11,611		90	10,070	6,147

		200,049	178,985	8.83%		103,106	96,070	8.77%

1. Schedule of Investments (continued)

    September 30, 2008

    (Unaudited)

	Series Q (Qualified)				Series N (Non-Qualified)
Securities of Unaffiliated Companies	Number of Shares	Cost	Market Value	% of Net Assets	Number of Shares	Cost	Market Value	% of Net Assets
Common Stocks-Continued

Transportation
FedEx Corporation	170	19,872	13,437		90	9,793	7,114
United Parcel Service	270	19,175	16,980		150	10,680	9,434

		39,047	30,417	1.50%		20,473	16,548	1.51%

Total Common Stocks		2,235,044	1,975,794	97.49%		1,190,954	1,062,466	96.96%

Total Investments		$2,235,044	1,975,794	97.49%		$1,190,954	1,062,466	96.96%

Other assets less liabilities			50,775	2.51%			33,314	3.04%

Total Net Assets			$2,026,569	100.00%			$1,095,780	100.00%

*	Non-income producing security

ADR- American Depository Receipt

Notes to Financial Statements

September 30, 2008

(Unaudited)

1.	Organization

The Paul Revere Variable Annuity Contract Accumulation Fund (“the Fund”) is a separate account of The Paul Revere Variable Annuity Insurance Company (“Paul Revere Variable”), and is registered under the Investment Company Act of 1940 as an open-end diversified investment company. Paul Revere Variable is a wholly-owned subsidiary of The Paul Revere Life Insurance Company (“Paul Revere Life”) which in turn is wholly-owned by The Paul Revere Corporation which is wholly-owned by Unum Group, formerly UnumProvident Corporation. The Fund is the investment vehicle for Paul Revere Variable’s tax-deferred group annuity contracts. The Fund consists of two series. Series Q is applicable to contracts which are afforded special tax treatment under the Internal Revenue Code and are commonly referred to as “qualified contracts”. Series N is applicable to all other contracts and are commonly referred to as “non-qualified contracts”.

2.	Fair Value Measurements

Effective January 1, 2008, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS 157), Fair Value Measurements. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. It does not require any new fair value measurements. SFAS 157 clarifies a number of considerations with respect to fair value measurement objectives for financial reporting and expands disclosure about the use of fair value measurements, with particular emphasis on the inputs used to measure fair value. This disclosure is intended to provide users of the financial statements the ability to assess the reliability of an entity’s fair value measurements. The adoption of SFAS 157 did not materially change the approach or methods utilized for determining fair value measurements or the fair values derived under those methods.

SFAS 157 requires financial instruments measured at fair value to be categorized into a three-level classification. The lowest level input that is significant to the fair value measurement of a financial instrument is used to categorize the instrument and reflects the judgment of management. The valuation criteria for each level is summarized as follows:

•	Level 1 – Inputs are unadjusted and represent quoted prices in active markets for identical assets at the measurement date.

•	Level 2 – Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset through correlation with market data at the measurement date.

•

Level 3 – Inputs reflect management’s best estimate of what market participants would use in pricing the asset at the measurement date. Financial assets presented at fair value and categorized as Level 3 are generally those that are valued using unobservable inputs.

As of September 30, 2008, all investments held by the Fund were valued using Level 1 inputs as defined by SFAS 157.

Item 2. Controls and Procedures.

(a)	The person acting in the capacity of the Registrant’s Principal Executive Officer and Principal Financial Officer has evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and has concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was timely recorded, processed, summarized, and reported.

(b)	The person acting in the capacity of the Registrant’s Principal Executive Officer and Principal Financial Officer is not aware of any changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The following exhibits are attached to this Form N-Q:

(a)	Certification pursuant to Rule 30a-2(a) under the Act (17 CFR 270.030a-2(a)), attached hereto as Exhibit 31.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Paul Revere Variable Annuity Contract Accumulation Fund

By (Signature and Title):	/s/ Donald E. Boggs
Donald E. Boggs
Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person(s) on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Donald E. Boggs
Donald E. Boggs
Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: November 26, 2008